Segment Information - Major Customers By Reporting Segments (Details) - Revenues - Customer concentration risk	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	14.00%	12.00%	16.00%	24.00%
Perfomex
Revenue, Major Customer [Line Items]
Percentage of contract revenues	9.00%	8.00%	11.00%	2.00%
CNOOC Petroleum Europe Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	18.00%	0.00%	19.00%
BWE Energy Gabon S.A.
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	13.00%	0.00%	7.00%
JX Nippon Oil & Gas Exploration (Malaysia) Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	12.00%	0.00%	6.00%
Vestigo Petroleum Sdn. Bhd.
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	11.00%	0.00%	7.00%
Customers accounting for more than 10% of dayrate revenue
Revenue, Major Customer [Line Items]
Percentage of contract revenues	23.00%	74.00%	27.00%	65.00%